Right-of-Use Assets and Operating Lease Liabilities - Schedule of Future Minimum Payments Under Long-Term Non-Cancellable Operating Leases (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Future Minimum Payments Under Long-Term Non-Cancellable Operating Leases [Abstract]
Within 1 year	$ 43,338
Total operating lease payments	43,338
Less: imputed interest	508
Total operating lease obligation	42,830
Less: current portion of operating lease liabilities	(42,830)	$ (74,445)
Long-term operating lease liabilities		$ 43,059